Organization and business	12 Months Ended
Dec. 31, 2019
Organization and business

Euro Tech Holdings Company Limited (the “Company”) was incorporated in the British Virgin Islands on September 30, 1996.

Euro Tech (Far East) Limited (“Far East”) is the principal operating subsidiary of the Company. It is principally engaged in the marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems in Hong Kong and in the People’s Republic of China (the “PRC”).

The Group’s principal subsidiaries at December 31, 2019 are set out below.

Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2019	2018

Euro Tech (Far East) Limited	100%	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech (China) Limited	100% -	100%	Hong Kong	Inactive

Euro Tech Trading (Shanghai) Limited	100%	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Shanghai Euro Tech Limited	100%	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	100%	100%	The PRC	Undertaking water and waste-water treatment engineering projects

Chongqing Euro Tech Rizhi Technology Co., Ltd.	#	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd.	##	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

- This company was deregistered on April 3, 2020.

# This company was dissolved on December 12, 2019.

## This company was dissolved on December 24, 2019.

Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2019	2018

Guangzhou Euro Tech Environmental Equipment Co., Ltd.	**	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Yixing Pact Environmental Technology Co., Ltd.	58%	58%	The PRC	Design, manufacturing and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited	58%	58%	The British Virgin Islands	Selling of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliate:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (“Blue Sky”)	19.4% *	19.4% *	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

* The Group’s interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process and exercise significant influence.

** This company was dissolved on March 18, 2019.

ZHEJIANG TIANLAN
Organization and business

Zhejiang Tianlan Environmental Protection Technology Company Limited (the “Company”) was incorporated in Hangzhou City, Zhejiang Province, the People's Republic of China (“PRC”) on May 18, 2000. The Company is a limited liability company by shares with an operating period up to long term.

The Company provides a comprehensive service for design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted from various boilers and industrial furnaces of power plants, steel works and chemical plants since 2000.

The Company has listed its shares on the New Third Board in the PRC since November 17, 2015 and suspended trading from August 15, 2017 and resumed trading on February 2, 2018.

The Group’s principal subsidiaries at December 31, 2019 are set out below.

Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2019	2018

Hangzhou Tianlan Environmental Protection Equipment Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment
Hangzhou Tianlan Pure Environmental Protection Technology Company Limited	40.8%	51%	PRC	Manufacturing of environmental protection equipmen
Hangzhou Tiancan Environmental Technology Company Limited	100%	100%	PRC	Manufacturing of environmental protection equipment